Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Fair Value of Liabilities

The Company measures its liabilities at fair value on a recurring basis. The following tables provide details regarding the classification of these liabilities within the fair value hierarchy as of the dates presented:

	As of December 31, 2020
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration obligation	$—	$—	$636	$636

Total liabilities	$—	$—	$636	$636

	As of March 31, 2020
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration obligation	$—	$—	$1,035	$1,035

Total liabilities	$—	$—	$1,035	$1,035

Schedule of Changes in the Fair Value of Level III Financial Instruments

The changes in the fair value of Level III financial instruments is set forth below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2020	2019	2020	2019
Contingent Consideration Liability
Balance, beginning of period:	$474	$1,848	$1,035	$2,485
Additions	—	—	—	—
(Gain) loss on change in fair value	435	—	435	—
Settlements	(273)	(490)	(834)	(1,127)

Balance, end of period:	$636	$1,358	$636	$1,358

Changes in unrealized (gains) losses included in earnings related to financial liabilities still held at the reporting date	$435	$—	$435	$—

StepStone Group LP
Schedule of Changes in the Fair Value of Level III Financial Instruments

The changes in the fair value of Level III financial instruments are set forth below:

	Year Ended March 31,
Contingent Consideration Liability	2020	2019
Balance, beginning of year:	$2,485	$548
Additions	—	3,604
Gain (loss) on change in fair value	(2)	(77)
Settlements	(1,448)	(1,590)

Balance, end of year:	$1,035	$2,485

Changes in unrealized gains (losses) included in earnings related to financial liabilities still held at the reporting date	$(2)	$(77)

Schedule of Fair Value of Assets and Liabilities

The following tables provide details regarding the classification of these assets and liabilities within the fair value hierarchy as of the dates presented:

	As of March 31, 2020
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration obligation	$—	$—	$1,035	$1,035

Total liabilities	$—	$—	$1,035	$1,035

Assets
Certificates of deposits	$—	$3,561	$—	$3,561
Commercial paper	—	15,648	—	15,648
U.S. Treasury securities	11,495	—	—	11,495
Corporate debt securities	—	11,601	—	11,601
Asset-backed securities	—	1,083	—	1,083

Total assets	$11,495	$31,893	$—	$43,388

Liabilities
Contingent consideration obligation	$—	$—	$2,485	$2,485

Total liabilities	$—	$—	$2,485	$2,485